Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 1,159,612	$ 386,821
Accounts receivable	418,875	722,598
Accounts receivable - related party	377,821	284,986
Inventories	1,089,087	991,234
Prepaid expenses and other assets	2,697	150
Prepaid expenses - related party	34,031	60,245
Total Current Assets	3,082,122	2,446,034
LONG-TERM ASSETS:
Inventories, net of current portion	10,245,146	9,382,164
Property and equipment, net	1,033,078	885,969
Land use rights and yew forest assets, net	20,953,562	15,328,318
Total Long-term Assets	32,231,786	25,596,451
Total Assets	35,313,908	28,042,485
CURRENT LIABILITIES:
Accounts payable		990
Accrued expenses and other payables	136,713	199,098
Taxes payable	10,232	5,722
Due to related parties	4,850,637	47,876
Total Current Liabilities	4,997,582	253,686
Total Liabilities	4,997,582	253,686
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common Stock ($0.001 par value; 50,000,000 shares authorized; 50,000,000 and 45,000,000 issued and outstanding at December 31, 2013 and 2012, respectively)	50,000	50,000
Additional paid-in capital	8,058,165	10,396,377
Retained earnings	16,664,138	13,182,032
Statutory reserves	2,597,118	2,179,494
Accumulated other comprehensive income - foreign currency translation adjustment	2,946,905	1,980,896
Total Shareholders' Equity	30,316,326	27,788,799
Total Liabilities and Shareholders' Equity	$ 35,313,908	$ 28,042,485